Note 9 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 - STOCKHOLDERS' EQUITY

Preferred Stock
The Company is authorized to issue 10,000,000 shares of nonconvertible preferred stock, $0.001 par value per share. At June 30, 2016 and December 31, 2015, no shares of preferred stock were outstanding.

Common Stock
The Company is authorized to issue up to 200,000,000 shares, $0.001 par value per share. At June 30, 2016 and December 31, 2015, 108,376,049 and 97,144,736 shares were issued and outstanding, respectively.

During the six months ended June 30, 2016, the Company issued a total of 185,959 shares of common stock valued at $45,094 to directors and consultants as payments of fees. An additional 118,994 shares, valued at $26,580, were issued to employees in lieu of cash compensation.

During the six months ended June 30, 2016, the Company issued 10,933,339 units valued at $1,640,000 as part of a private placement. Each unit consisted of one share of common stock and one warrant to purchase 0.3 shares of common stock at $0.25 per share. The Company received $1,640,000 in proceeds and no commissions were paid.

During the six months ended June 30, 2016, the Company issued 10,933,339 units valued at $1,640,000 as part of a private placement. Each unit consisted of one share of common stock and one warrant to purchase 0.3 shares of common stock at $0.25 per share. The Company received $1,640,000 in proceeds and no commissions were paid.

NOTE
9
–
STOCKHOLDERS’
EQUITY

Preferred
Stock
The Company is authorized to issue 10,000,000 shares of noncumulative, non-voting, nonconvertible preferred stock, $0.001 par value per share. At December 31, 2015 and 2014, no shares of preferred stock were outstanding.

Common
Stock
On November 20, 2012, stockholders of the Company approved to increase the authorized shares of common stock from 120,000,000 to 200,000,000 shares, $0.001 par value per share. At December 31, 2015 and 2014, 97,144,736 and 95,054,552
shares were issued and outstanding, respectively.

2015
During 2015 the Company issued a total of 1,045,788 shares of common stock valued at $379,936 to directors and consultants as payments of fees.

2
01
4
During 2014 the Company issued a total of 408,539 shares of common stock valued at $327,269 to directors and consultants as payments of fees.

2013
During 2013 the Company issued a total of 269,812 shares of common stock valued at $316,475 to directors and consultants as payments of fees. In addition, on January 23, 2013 the Company sold, in a privately negotiated transaction, 3,756,757 shares of its common stock at $1.48 per share for gross proceeds of $5,560,000. No broker was used and no commission was paid as part of this transaction.